Components of Deferred tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets [Abstract]
Net operating loss carryforwards	$ 159	$ 717
Unit-based compensation	9,146	6,234
Other	3,606	3,513
Valuation allowance		(217)
Total deferred tax assets	12,911	10,247
Deferred tax liabilities [Abstract]
Other accruals		(2,755)
Property and equipment principally due to differences in depreciation	(8,226)	(4,323)
Other	(1,646)	179
Total deferred tax liabilities	(9,872)	(6,899)
Net deferred tax assets	$ 3,039	$ 3,348